Note 16 - Net Income (Loss) Per Share of Common Stock (Details Textual)	Dec. 29, 2022 $ / shares
The 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.0001